EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

18. EQUITY

Ordinary shares

On August 18, 2023, Elong Power Limited was incorporated in the Cayman Islands. On October 21, 2023, Elong Power became the holding company pursuant to the Reorganization described in Note 1. In connection with the Reorganization and 500,000,000 authorized shares of Elong Power, including

●	4,000,000,000 Class A ordinary shares of par value of $0.00001, entitled to one voting each;
●	1,000,000,000 Class B ordinary shares of par value of $0.00001, entitled to fifty voting each

Subsequent to the closing of the Business Combination at November 21, 2024, there were 50,056,099 Ordinary Shares (exclusive of 9,000,000 earnout shares) were issued and outstanding, including 44,278,662 Elong Class A Ordinary Shares and 5,777,437 Elong Class B Ordinary Shares. Share data have been retrospectively restated to give effect to the reversal recapitalization that is discussed in Note 1.

At the closing of the Business Combination (the “Closing”), Merger Sub merged with and into TMT (the “Merger”), with TMT continuing as the surviving entity and becoming a wholly owned subsidiary of Elong. At the effective time of the Merger (the “Effective Time”), (i) each ordinary share of TMT, par value $0.0001 per share (“TMT Ordinary Share”) issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) converted into one Class A ordinary share of Elong, par value $0.00001 per share (“Elong Class A Ordinary Share”), (ii) each right of TMT (“TMT Right”) issued and outstanding immediately prior to the Effective Time automatically converted in accordance with its terms into 2/10 of one TMT Ordinary Share, and then further converted into 2/10 of one Elong Class A Ordinary Share, and (iii) each unit of TMT, consisting of one TMT Ordinary Share and one TMT Right (“TMT Unit”), issued and outstanding immediately prior to the Effective Time automatically and mandatorily separated into its component parts and the TMT Ordinary Shares and TMT Rights included within such TMT Units automatically converted into Elong Class A Ordinary Shares as described above, resulting in 4,356,099 Class A ordinary shares being issued to TMT stockholders.

The consolidated financial statements are prepared as a continuation of the consolidated financial statements of Elong, the acquirer and predecessor, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.35 established in the reverse recapitalization transaction, which is 128,814,283 shares exchanged for 45,000,000 shares (the number of Exchange Shares excluding Escrow Shares, see below), to reflect the equity structure of the legal acquirer, Elong. Earnings (loss) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

During the year ended December 31, 2024, the Company incurred approximately $0.6 million of direct and incremental transaction costs, consisting of legal services directly associated with the reverse recapitalization. In accordance with SEC reporting guidance with regards to an operating company’s reverse acquisition with a nonoperating company having some cash, transaction costs incurred for the reverse acquisition, such as legal fees, may be charged directly to equity to the extent of the cash received, while all costs in excess of cash received should be charged to expense. Accordingly, the Company charged transaction costs of approximately $3.4 million to additional paid in capital in the consolidated financial statements.

300,000 Class B ordinary shares (“Indemnity Escrow Shares”) otherwise issuable to Elong shareholders are set aside in escrow for a period of 24 months after the closing to satisfy any post-closing purchase price adjustment and indemnification claims prescribed in the Business Combination Agreement.

9,000,000 Class A ordinary shares (the “Earnout Escrow Shares”) otherwise issuable to Elong shareholders are set aside in escrow until released upon the satisfaction of certain financial milestones below:

(a) If, for the fiscal year of Elong ending December 31, 2025, Elong has revenue, determined in accordance GAAP, as applicable, in a manner consistent with the Company’s past practice, equal to or greater than $251.5 million, Elong shall issue to the Earnout Shareholder, an aggregate of 4,500,000 Earnout Shares.

(b) In the event that Elong (i) fails to meet the revenue target for the fiscal year ending December 31, 2024 but meets the revenue target for the fiscal year ending December 31, 2025 or (ii) meets the revenue target for the fiscal year ending December 31, 2024 but fails to meet the revenue target for the fiscal year ending December 31, 2025 and, in either case, the combined revenues for fiscal year 2024 and 2025 are equal to or greater than $399.4 million, Elong shall issue to the Earnout Shareholder the full 9,000,000 Earnout Shares as if both individual revenue targets had been met. As of December 31, 2024, Elong failed to meet the revenue target of $251.5 million.

On September 10, 2024, the Company entered into Subscription Agreements with the PIPE Investors, pursuant to which the Company agreed to issue 700,000 Class A Ordinary Shares, at a purchase price of $10.00 per share, in a private placement to be consummated concurrently with the Business Combination.